Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2023	Aug. 08, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our company for each of the last three completed fiscal years. The table below presents information on the compensation of our CEO and our other named executive officers (“NEOs”) in comparison to certain performance metrics for 2025, 2024 and 2023. We are permitted to report as a

“smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

The table below summarizes the total compensation, compensation actually paid, and other metrics used to evaluate the Named Executives’ compensation to the Company’s performance.

Year	Summary Compensation Table Total for CEO ($)(a)	Summary Compensation Table Total for Former CEO ($)(a)	Compensation Actually Paid to CEO ($)(b)	Compensation Actually Paid to Former CEO ($)(b)	Average Summary Compensation Table Total for Non-CEO NEO ($)(c)	Average Compensation Actually Paid to Non-CEO NEO ($)(d)	Net Income (Loss) ($)(e)	Value of Initial Fixed $100 Investment Based on Total Shareholder return ($)(f)
2025	723,580	-	841,055	-	428,529	514,519	(30,326)	108.94
2024	1,411,299	-	1,471,642	-	305,223	437,168	(8,486)	68.24
2023	1,263,454	485,436	1,137,734	445,549	318,107	260,130	(12,582)	89.65

a)
The amounts in these two columns represents the total compensation of our chief executive officer, Mr. Daigle, for the fiscal years ended September 30, 2025, 2024 and 2023 and for our former CEO, Mr. Whang, for each of the fiscal years ended September 30, 2023, as reported in the Summary Compensation Table included in the Executive Compensation section of this proxy statement. As noted elsewhere in this proxy statement, Mr. Daigle was appointed principal executive officer of the Company effective August 8, 2023. Mr. Whang served as our principal executive officer until August 8, 2023.
b)
The amounts in this column represent the total compensation actually paid to the CEO for the years indicated, adjusting the total compensation from column (a) by the amounts in the “Adjustments” table below.
c)
The amounts in this column represents the average total compensation of our Named Executive Officers, excluding the CEO (the “Non-CEO NEOs”), Lisa Gibbs for each of the fiscal years ended September, 30, 2024 and 2023 and Mr. Jenke for the fiscal year ended September 30, 2025 and 2024, respectively, as reported in the Summary Compensation Table of the proxy statement filed in the applicable year. Ms. Gibbs resigned as Chief Financial Officer, effective August 7, 2024. Mr. Jenke was appointed Chief Financial Officer of the Company effective August 8, 2024 and resigned effective December 29, 2025.
d)
The amounts in this column represent the average total compensation actually paid to the Non-CEO NEO for the years indicated, adjusting the total compensation from column (d) by the amounts in the “Adjustments” table below.
e)
The amounts in this column (in thousands) represent the Company’s net income (loss) for the indicated years as reported in the Company’s Annual Report on Form 10-K filed with the SEC.
f)
The amounts in this column represent the cumulative total shareholder return of a fixed investment of $100 made at the closing price of the Company’s common stock at September 30, 2022 for the measurement period beginning on such date and continuing through and including the end of the applicable fiscal year reflected in the table. Because the covered years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

The table below represents the amount of compensation actually paid to the PEO and to the Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid during the applicable fiscal year.

	PEO	PEO	Non-PEO NEOs	Average Non-PEO NEOs
	2025	2024	2025	2024
Total from Summary Compensation Table (SCT)	723,580	1,411,299	428,529	305,223
Less the amounts reported under the Stock Awards column in the SCT	-	-	(124,750)	-
Less the amounts reported under the Option Awards column in the SCT	(259,410)	(945,960)	-	82,823
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	634,700	828,798	125,360	48,990
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	-	(57,099)	60,040	-
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	-	370,002	-	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year	(257,815)	(135,398)	25,340	132
Add dividends paid in fiscal year	-	-	-	-
Equals compensation actually paid in fiscal year	841,055	1,471,642	514,519	437,168

Adjustments from Total Compensation to Compensation Actually Paid

The amounts reported in the “Compensation Actually Paid to CEO” and “Compensation Actually Paid to Non-CEO NEOs” columns do not reflect the actual compensation paid to or realized by our CEO or our Non-CEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. See the Summary Compensation Table for certain other compensation of our CEO and our Non-CEO NEOs for each applicable fiscal year and the Outstanding Equity Awards at September 30, 2025 table for the value realized by each of them upon the vesting of stock awards during our fiscal year ended September 30, 2025.

The table above summarizes the adjustments made to the total compensation as reported in the Summary Compensation Table included in the Executive Compensation section of this proxy statement to determine the total actual compensation paid to the CEO and Non-CEO NEOs for the years indicated as reported in the table above.

Named Executive Officers, Footnote			The amounts in these two columns represents the total compensation of our chief executive officer, Mr. Daigle, for the fiscal years ended September 30, 2025, 2024 and 2023 and for our former CEO, Mr. Whang, for each of the fiscal years ended September 30, 2023, as reported in the Summary Compensation Table included in the Executive Compensation section of this proxy statement. As noted elsewhere in this proxy statement, Mr. Daigle was appointed principal executive officer of the Company effective August 8, 2023. Mr. Whang served as our principal executive officer until August 8, 2023.
PEO Total Compensation Amount			$ 723,580,000	$ 1,411,299,000
PEO Actually Paid Compensation Amount			$ 841,055,000	1,471,642,000
Adjustment To PEO Compensation, Footnote

The table below represents the amount of compensation actually paid to the PEO and to the Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid during the applicable fiscal year.

	PEO	PEO	Non-PEO NEOs	Average Non-PEO NEOs
	2025	2024	2025	2024
Total from Summary Compensation Table (SCT)	723,580	1,411,299	428,529	305,223
Less the amounts reported under the Stock Awards column in the SCT	-	-	(124,750)	-
Less the amounts reported under the Option Awards column in the SCT	(259,410)	(945,960)	-	82,823
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	634,700	828,798	125,360	48,990
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	-	(57,099)	60,040	-
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	-	370,002	-	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year	(257,815)	(135,398)	25,340	132
Add dividends paid in fiscal year	-	-	-	-
Equals compensation actually paid in fiscal year	841,055	1,471,642	514,519	437,168

Non-PEO NEO Average Total Compensation Amount			$ 428,529,000	305,223,000	$ 318,107,000
Non-PEO NEO Average Compensation Actually Paid Amount			$ 514,519,000	437,168,000	260,130,000
Adjustment to Non-PEO NEO Compensation Footnote

The table below represents the amount of compensation actually paid to the PEO and to the Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid during the applicable fiscal year.

	PEO	PEO	Non-PEO NEOs	Average Non-PEO NEOs
	2025	2024	2025	2024
Total from Summary Compensation Table (SCT)	723,580	1,411,299	428,529	305,223
Less the amounts reported under the Stock Awards column in the SCT	-	-	(124,750)	-
Less the amounts reported under the Option Awards column in the SCT	(259,410)	(945,960)	-	82,823
Plus Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	634,700	828,798	125,360	48,990
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	-	(57,099)	60,040	-
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Year	-	370,002	-	-
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year	(257,815)	(135,398)	25,340	132
Add dividends paid in fiscal year	-	-	-	-
Equals compensation actually paid in fiscal year	841,055	1,471,642	514,519	437,168

Total Shareholder Return Amount			$ 108,940	68,240	89,650
Net Income (Loss)			$ (30,326,000)	$ (8,486,000)	(12,582,000)
PEO Name	Mr. Daigle	Mr. Whang	Mr. Daigle	Mr. Daigle
Mr. Whang
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	485,436,000
PEO Actually Paid Compensation Amount			0	0	445,549,000
Mr. Daigle
Pay vs Performance Disclosure
PEO Total Compensation Amount			723,580,000	1,411,299,000	1,263,454,000
PEO Actually Paid Compensation Amount			841,055,000	1,471,642,000	$ 1,137,734,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			634,700,000	828,798,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(57,099,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	370,002,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(257,815,000)	(135,398,000)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Less the Amounts Reported Under the Option Awards Column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(259,410,000)	(945,960,000)
PEO | Less the Amounts Reported Under the Stock Awards Column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			125,360,000	48,990,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			60,040,000	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,340,000	132,000
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Less the Amounts Reported Under the Option Awards Column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	82,823,000
Non-PEO NEO | Less the Amounts Reported Under the Stock Awards Column in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (124,750,000)	$ 0